Cash, cash equivalents and time deposits - Summary of cash, cash equivalents and time deposits comprise (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and time deposits [abstract]
Cash and cash equivalents	¥ 4,268,300	¥ 1,661,152	¥ 2,233,691	¥ 2,725,568
Time deposits	¥ 620,148	¥ 2,550,279